Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

On November 6, 2024, Alpha HK set up a 100% owned subsidiary – 艾法科技(廣州)有限公司 in Guangzhou. The Company is the ultimate holding of 艾法科技(廣州)有限公司. The registered share capital is RMB5,000,000.

On November 15, 2024, the Company entered into agreement with Aimpact Academy Limited to form a joint venture company named Alpha Deepmind Limited. The Company held 60% shares of the joint venture company. The joint venture company was transferred from Fushsia Capital Limited on December 23, 2024.

Other than the above, the Company has analyzed, in accordance with ASC 855-10, its operations subsequent to September 30, 2024 to the date these consolidated financial statements were issued, and has determined that, there are no additional material subsequent events to disclose in these consolidated financial statements other than noted above.